NON-CONTROLLING INTERESTS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Detailed Information About Non-controlling Interests [Abstract]
Summary of non-controlling interests
Brookfield Renewable`s non-controlling interests are comprised of the following:

(MILLIONS)	June 30, 2022	December 31, 2021
Participating non-controlling interests – in operating subsidiaries	$11,845	$12,303
General partnership interest in a holding subsidiary held by Brookfield	57	59
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,771	2,894
BEPC exchangeable shares	2,454	2,562
Preferred equity	601	613
Perpetual subordinated notes	592	592
	$18,320	$19,023
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Brookfield Global Transition Fund	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen institutional investors	Isagen public non-controlling interests	Other	Total
As at December 31, 2021	$685	$2,253	$3,618	$1,410	$—	$974	$132	$2,442	$13	$776	$12,303
Net income (loss)	—	(34)	74	12	(12)	11	12	106	1	12	182
Other comprehensive income (loss)	(7)	6	27	6	(4)	(15)	—	(66)	—	(52)	(105)
Capital contributions	—	4	—	193	85	—	—	—	—	12	294
Disposal	—	—	(21)	—	—	—	—	—	—	—	(21)
Distributions	(21)	(42)	(283)	—	—	(18)	(5)	(424)	(1)	(14)	(808)
Other	1	1	(3)	2	9	4	(1)	(4)	(1)	(8)	—
As at June 30, 2022	$658	$2,188	$3,412	$1,623	$78	$956	$138	$2,054	$12	$726	$11,845
Interests held by third parties	75% - 78%	43% - 60%	23% - 71%	75%	80%	50%	25%	53%	0.3%	0.3% - 50%

Summary of distributions
The composition of the distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2022	2021	2022	2021
General partnership interest in a holding subsidiary held by Brookfield	$2	$1	$3	$2
Incentive distribution	23	20	47	40
	25	21	50	42
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	63	58	126	117
BEPC exchangeable shares held by
Brookfield	15	14	30	26
External shareholders	40	38	80	78
Total BEPC exchangeable shares	55	52	110	104
	$143	$131	$286	$263
The composition of distributions for the three and six months ended June 30 are presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2022	2021	2022	2021
Brookfield	$22	$21	$45	$42
External LP unitholders	66	62	134	125
	$88	$83	$179	$167

Disclosure of preference shares
Brookfield Renewable's preferred equity consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. ("BRP Equity") as follows:

(MILLIONS EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the six months ended June 30		Carrying value as at

				2022	2021	June 30, 2022	December 31, 2021
Series 1 (C$136)	6.85	3.1	April 2025	$2	$2	$132	$135
Series 2 (C$113)(1)	3.11	3.4	April 2025	2	2	61	62
Series 3 (C$249)	9.96	4.4	July 2024	4	4	192	197
Series 5 (C$103)	4.11	5.0	April 2018	2	2	80	81
Series 6 (C$175)	7.00	5.0	July 2018	3	3	136	138
	31.03			$13	$13	$601	$613
(1)Dividend rate represents annualized distribution based on the most recent quarterly floating rate.